Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2012
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans *1
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	0	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	0	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	March 31, 2012
	Millions of yen
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	947	6,509	6,003	3,188	2,568	19,215
Charge-offs	(1,943)	(10,083)	(18,928)	(793)	(6,863)	(38,610)
Recoveries	43	16	2,212	0	80	2,351
Other*2	(3)	(363)	7	(25)	(134)	(518)
Ending Balance	¥16,140	¥23,505	¥60,266	¥19,825	¥16,852	¥136,588

Individually Evaluated for Impairment	3,002	20,657	49,853	17,895	0	91,407
Not Individually Evaluated for Impairment	13,138	2,848	10,413	1,930	16,852	45,181

Financing receivables:
Ending Balance	¥881,483	¥775,465	¥995,246	¥97,559	¥900,886	¥3,650,639

Individually Evaluated for Impairment	9,021	82,957	166,889	34,907	0	293,774
Not Individually Evaluated for Impairment	872,462	692,508	828,357	62,652	900,886	3,356,865

	March 31, 2012
	Millions of U.S. dollars
	Loans				Direct financing leases	Total
		Corporate
	Consumer	Non-recourse loans	Other	Purchased loans*1
Allowance for Credit Losses:
Beginning Balance	$207	$334	$864	$212	$258	$1,875
Provision charged to income	12	79	73	39	31	234
Charge-offs	(24)	(123)	(230)	(10)	(83)	(470)
Recoveries	1	0	27	0	1	29
Other*2	(0)	(4)	0	(0)	(2)	(6)
Ending Balance	$196	$286	$734	$241	$205	$1,662

Individually Evaluated for Impairment	36	251	607	218	0	1,112
Not Individually Evaluated for Impairment	160	35	127	23	205	550

Financing receivables:
Ending Balance	$10,725	$9,435	$12,109	$1,187	$10,961	$44,417

Individually Evaluated for Impairment	110	1,009	2,030	425	0	3,574
Not Individually Evaluated for Impairment	10,615	8,426	10,079	762	10,961	40,843

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes foreign currency translation adjustments, amounts reclassified to discontinued operations and decrease in allowance related to sales of subsidiaries.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥68,282	¥68,183	¥0
Consumer borrowers	Housing loans	2,259	2,259	0
	Other	0	0	0
Corporate borrowers		66,023	65,924	0
Non-recourse loans	Japan	9,465	9,443	0
	U.S.	4,579	4,579	0
Other	Real estate companies	14,532	14,516	0
	Entertainment companies	17,080	17,031	0
	Other	20,367	20,355	0
Purchased loans		0	0	0
With an allowance recorded*2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	0	0	0
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	0	0	0

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	March 31, 2012
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥74,836	¥74,581	¥0
Consumer borrowers	Housing loans	1,438	1,421	0
	Other	0	0	0
Corporate borrowers		73,398	73,160	0
Non-recourse loans	Japan	29,471	29,455	0
	U.S.	4,565	4,565	0
Other	Real estate companies	8,120	8,102	0
	Entertainment companies	11,893	11,718	0
	Other	19,349	19,320	0
Purchased loans		0	0	0
With an allowance recorded*2:		218,938	217,560	91,407
Consumer borrowers	Housing loans	7,583	7,566	3,002
	Other	0	0	0
Corporate borrowers		176,448	175,087	70,510
Non-recourse loans	Japan	14,677	14,661	5,602
	U.S.	34,244	34,150	15,055
Other	Real estate companies	65,888	65,412	26,108
	Entertainment companies	9,867	9,667	3,181
	Other	51,772	51,197	20,564
Purchased loans		34,907	34,907	17,895

Total:		¥293,774	¥292,141	¥91,407

Consumer borrowers	Housing loans	9,021	8,987	3,002

	Other	0	0	0

Corporate borrowers		249,846	248,247	70,510

Non-recourse loans	Japan	44,148	44,116	5,602

	U.S.	38,809	38,715	15,055

Other	Real estate companies	74,008	73,514	26,108

	Entertainment companies	21,760	21,385	3,181

	Other	71,121	70,517	20,564

Purchased loans		34,907	34,907	17,895

	March 31, 2012
	Millions of U.S. dollars
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		$910	$907	$0
Consumer borrowers	Housing loans	17	17	0
	Other	0	0	0
Corporate borrowers		893	890	0
Non-recourse loans	Japan	359	358	0
	U.S.	55	55	0
Other	Real estate companies	99	99	0
	Entertainment companies	145	143	0
	Other	235	235	0
Purchased loans		0	0	0
With an allowance recorded*2:		2,664	2,647	1,112
Consumer borrowers	Housing loans	92	92	36
	Other	0	0	0
Corporate borrowers		2,147	2,130	858
Non-recourse loans	Japan	178	177	68
	U.S.	417	416	183
Other	Real estate companies	802	796	318
	Entertainment companies	120	118	39
	Other	630	623	250
Purchased loans		425	425	218

Total:		$3,574	$3,554	$1,112

Consumer borrowers	Housing loans	109	109	36

	Other	0	0	0

Corporate borrowers		3,040	3,020	858

Non-recourse loans	Japan	537	535	68

	U.S.	472	471	183

Other	Real estate companies	901	895	318

	Entertainment companies	265	261	39

	Other	865	858	250

Purchased loans		425	425	218

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Average Recorded Investments of Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2012:

	March 31, 2012
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,933	¥226	¥204
	Other	0	0	0
Corporate borrowers		252,683	4,506	3,976
Non-recourse loans	Japan	30,021	367	311
	U.S.	41,399	794	695
Other	Real estate companies	84,121	1,243	1,102
	Entertainment companies	25,796	724	711
	Other	71,346	1,378	1,157
Purchased loans		34,063	0	0

Total		¥295,679	¥4,732	¥4,180

	March 31, 2012
	Millions of U.S. dollars
	Class	Average Recorded Investments in Impaired Loans*1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	$109	$3	$3
	Other	0	0	0
Corporate borrowers		3,074	55	48
Non-recourse loans	Japan	365	4	4
	U.S.	504	10	8
Other	Real estate companies	1,023	15	13
	Entertainment companies	314	9	9
	Other	868	17	14
Purchased loans		415	0	0

Total		$3,598	$58	$51

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	0	65	65	14,941
Corporate borrowers		1,750,658	267,034	0	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	0	21,418	303,640
	U.S.	597,322	51,611	0	51,611	648,933
Other	Real estate companies	292,607	93,607	0	93,607	386,214
	Entertainment companies	115,876	29,597	0	29,597	145,473
	Other	462,631	70,801	0	70,801	533,432
Purchased loans		74,650	36,685	0	36,685	111,335
Direct financing leases	Japan	624,919	0	17,908	17,908	642,827
	Overseas	183,147	0	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	March 31, 2012
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥849,303	¥9,021	¥8,603	¥17,624	¥866,927
	Other	14,555	0	1	1	14,556
Corporate borrowers		1,520,865	249,846	0	249,846	1,770,711
Non-recourse loans	Japan	181,991	44,148	0	44,148	226,139
	U.S	510,517	38,809	0	38,809	549,326
Other	Real estate companies	267,294	74,008	0	74,008	341,302
	Entertainment companies	115,484	21,760	0	21,760	137,244
	Other	445,579	71,121	0	71,121	516,700
Purchased loans		62,652	34,907	0	34,907	97,559
Direct financing leases	Japan	658,277	0	14,406	14,406	672,683
	Overseas	225,168	0	3,035	3,035	228,203

Total		¥3,330,820	¥293,774	¥26,045	¥319,819	¥3,650,639

	March 31, 2012
	Millions of U.S. dollars
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	$10,334	$109	$105	$215	$10,548
	Other	177	0	0	0	177
Corporate borrowers		18,504	3,040	0	3,040	21,544
Non-recourse loans	Japan	2,214	537	0	537	2,751
	U.S	6,212	472	0	472	6,684
Other	Real estate companies	3,252	901	0	901	4,153
	Entertainment companies	1,405	265	0	265	1,670
	Other	5,421	865	0	865	6,286
Purchased loans		762	425	0	425	1,187
Direct financing leases	Japan	8,009	0	175	175	8,184
	Overseas	2,740	0	37	37	2,777

Total		$40,526	$3,574	$317	$3,891	$44,417

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and 2012:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	0	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	March 31, 2012
	Millions of yen
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due
Consumer borrowers	Housing loans	¥3,518	¥12,942	¥16,460	¥866,927	¥12,942
	Other	33	1	34	14,556	1
Corporate borrowers		83,316	112,537	195,853	1,770,711	112,537
Non-recourse loans	Japan	10,306	14,134	24,440	226,139	14,134
	U.S	71,042	14,689	85,731	549,326	14,689
Other	Real estate companies	809	42,831	43,640	341,302	42,831
	Entertainment companies	2	2,362	2,364	137,244	2,362
	Other	1,157	38,521	39,678	516,700	38,521
Direct financing leases	Japan	2,724	14,406	17,130	672,683	14,406
	Overseas	2,007	3,035	5,042	228,203	3,035

Total		¥91,598	¥142,921	¥234,519	¥3,553,080	¥142,921

	March 31, 2012
	Millions of U.S. dollars
		Past-Due Financing Receivables			Total Financing Receivables	Non-Accrual
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past Due
Consumer borrowers	Housing loans	$43	$157	$200	$10,548	$157
	Other	0	0	0	177	0
Corporate borrowers		1,014	1,369	2,383	21,544	1,369
Non-recourse loans	Japan	125	172	297	2,751	172
	U.S	864	179	1,043	6,684	179
Other	Real estate companies	10	521	531	4,153	521
	Entertainment companies	0	29	29	1,670	29
	Other	15	468	483	6,286	468
Direct financing leases	Japan	33	175	208	8,184	175
	Overseas	24	37	61	2,777	37

Total		$1,114	$1,738	$2,852	$43,230	$1,738

Information about Troubled Debt Restructurings of Financing Receivables

The information about troubled debt restructurings of financing receivables that occurred during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,867	¥1,690
Corporate borrowers		27,471	26,112
Non-recourse loans	Japan	943	943
	U.S.	7,783	7,518
Other	Real estate companies	6,436	5,636
	Other	12,309	12,015

Total		¥29,338	¥27,802

	March 31, 2012
		Millions of U.S. dollars
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	$23	$21
Corporate borrowers		334	317
Non-recourse loans	Japan	11	11
	U.S.	95	91
Other	Real estate companies	78	69
	Other	150	146

Total		$357	$338

Information about Financing Receivables Modified as Troubled Debt Restructurings

The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the fiscal 2012 is as follows:

	March 31, 2012
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥392
Corporate borrowers		2,331
Non-recourse loans	U.S.	409
Other	Other	1,922

Total		¥2,723

	March 31, 2012
		Millions of U.S. dollars
	Class	Recorded Investment
Consumer borrowers	Housing loans	$5
Corporate borrowers		28
Non-recourse loans	U.S.	5
Other	Other	23

Total		$33